Other assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade receivables

	2018	2017
	(US$ millions)
Gross trade receivables	592	597
Less: provisions for expected credit losses	(249)	(211)
Trade receivables, net	343	386

Aging of trade receivables
Aging of trade receivables

	Neither past due nor impaired	Past due (net of impairments)
		30–90 days	>90 days	Total
	(US$ millions)
2018:
Telecom operators	17	9	14	39
Own customers	158	69	19	246
Others	36	17	5	58
Total	210	95	37	343
2017:
Telecom operators	29	16	4	49
Own customers	186	52	34	273
Others	43	16	5	64
Total	259	83	43	386

Inventories	Inventories

	2018	2017
	(US$ millions)
Telephone and equipment	26	28
SIM cards	4	6
IRUs	3	3
Other	6	9
Inventory at December 31,	39	45

Provisions and other liabilities
Current

	2018	2017
	(US$ millions)
Deferred revenue(i)	85	86
Customer deposits	15	13
Current legal provisions	27	24
Tax payables	68	57
Customer and MFS distributor cash balances	147	144
Withholding tax on payments to third parties	17	17
Other provisions	7	1
Other current liabilities(ii)	128	83
Total	494	425

(i)	Deferred revenue has partly been reclassified to Contract Liabilities as a result of the adoption of IFRS 15. See the 'Accounting Policy Changes' note.

(ii)	In the caption "Other current liabilities", for 2018 $38 million of provision for tax risk not related to income tax is included.
Non-current

	2018	2017
	(US$ millions)
Non-current legal provisions	8	15
Long-term portion of asset retirement obligations	77	69
Long-term portion of deferred income on tower sale and leasebacks	85	73
Long-term employment obligations	68	76
Accruals and payables in respect of spectrum and license acquisitions	41	31
Other non-current liabilities	71	70
Total	351	335

Contract assets
Contract costs, net (i)

2018
(US$ millions)
Net at January 1	4
Contract costs capitalized	4
Amortization of contract costs	(4)
Net at December 31	4

(i)	Incremental costs of obtaining a contract are expensed when incurred if the amortization period of the asset that Millicom otherwise would have recognized is one year or less.
Contract assets, net

2018
(US$ millions)
Long-term portion	3
Short-term portion	35
Less: provisions for expected credit losses	(1)
Total	37

Contract liabilities	Contract liabilities

2018
(US$ millions)
Long-term portion	1
Short-term portion	86
Total	87